OTHER NON-OPERATING GAIN, NET (Tables)	12 Months Ended
Dec. 31, 2025
Other Non-Operating Gain, Net
Summary of other non-operating gains / (losses)
Other non-operating (loss) / gain, net consisted of the following for the years ended December 31:

	2025	2024	2023

Change of fair value of other derivatives	—	—	(1)
Gain from money market funds	23	37	75
Loss from other financial assets	—	—	(48)
Gain on early termination of liability	21	—	—
Other loss on provision for legal case	(170)	—	—
Other losses, net	(4)	(6)	(6)
Other non-operating (loss) / gain, net	(130)	31	20